Vanguard California Tax-Exempt Bond ETF Average Annual Total Returns - ETF Prospectus [Member]		12 Months Ended	23 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P California AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.71%	3.09%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	3.33%
ETF Shares
Prospectus [Line Items]
Performance Inception Date	Jan. 26, 2024
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.63%	3.01%
ETF Shares | Based on NAV Return After Taxes on Distributions[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.63%	3.01%
ETF Shares | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.46%	3.00%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.98%	3.14%